Financial Instruments - Changes in Interest Expense Due to an Increases or Decreases in Interest Rate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
1% increase in floating rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hypothetical percentage change in the floating rate	1.00%	1.00%
1% increase in floating rates [member] | Variable rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest expense due to hypothetical increase or decrease in the floating rate	₩ (62,130)	₩ (46,900)
1% decrease in floating rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hypothetical percentage change in the floating rate	1.00%	1.00%
1% decrease in floating rates [member] | Variable rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest expense due to hypothetical increase or decrease in the floating rate	₩ 62,130	₩ 46,900